UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              File number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2006 - June 30, 2007

ITEM 1. PROXY VOTING RECORD
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CITIGROUP, INC.
Ticker:        C                Cusip:         172967101
Meeting Date:  APR 17, 2007     Meeting Type:  Annual
Record Date:   FEB 21, 2007

#   Proposal                    Mgt Rec   Vote     Sponsor
                                          Cast
1   Elect Directors             For       For      Management
2   Ratify the selection of     For       For      Management
    KPMG LLP as Citicorp's
    registered independent
    public accounting firm
    for 2007.
3   Requesting a report on      Against   Against  Stockholder
    prior governmental
    service of certain
    individuals.
4   Requesting a report         Against   Against  Stockholder
    on political
    contributions.
5   Requesting a report         Against   Against  Stockholder
    on charitable
    contributions.
6   Requesting an advisory      Against   Against  Shareowner
    resolution to
    ratify executive
    compensation.
7   Requesting that CEO         Against   Against  Stockholder
    Compensation be limited
    to no more than 100 times
    the average compensation
    paid to worldwide
    employees.
8   Requesting that the         Against   Against  Stockholder
    Chairman of the Board
    have no management
    duties, titles or
    responsibilities.
9   Requesting that stock       Against   Against  Stockholder
    options be subject to
    a five-year sales
    restriction.
10  Requesting cumulative       Against   Against  Stockholder
    voting.
11  Requesting that             Against   Against  Stockholder
    stockholders have the
    right to call special
    shareholder meetings.

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DIAMOND OFFSHORE DRILLING, INC.
Ticker:        DO               Cusip:         25271C102
Meeting Date:  MAY 15, 2007     Meeting Type:  Annual
Record Date:   MAR 20, 2007

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors              For       For      Management
2  To approve our amended       For       For      Management
   and restated incentive
   Compensation plan
   for executive officers.
3  To ratify the appointment    For       For      Management
   Of Deloitte & Touche
   LLP as the independent
   auditors of the Company
   for fiscal year 2007.

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FREEPORT-MCMORAN COPPER & GOLD INC.
Ticker:        FCX              Cusip:         35671D857
Meeting Date:  JUL 10, 2007     Meeting Type:  Annual
Record Date:   MAY 25, 2007

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors              For       For      Management
2  Ratification of appointment  For       For      Management
   of Ernst & Young LLP as
   independent auditors.
3  Adoption of the proposed     For       For      Management
   amendments to the 2006
   stock incentive plan.

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HESS CORPORATION
Ticker:        HES              Cusip:         42809H107
Meeting Date:  MAY 02, 2007     Meeting Type:  Annual
Record Date:   MAR 12, 2007

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors              For       For      Management
2  Ratification of the          For       For      Management
   selection of Ernst &
   Young LLP as independent
   auditors for fiscal year
   ending December 31, 2007.
3  Recommend that the Board     Against   Against  Stockholder
   of Directors take action to
   declassify the Board.

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MICROSOFT CORPORATION
Ticker:        MSFT             Cusip:         594918104
Meeting Date:  NOV 14, 2006     Meeting Type:  Annual
Record Date:   SEP 08, 2006

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors              For       For      Management
2  Ratification of the          For       For      Management
   selection of Deloitte
   & Touche LLP as the
   Company's independent
   auditor.
3  Restriction on selling       Against   Against  Shareholder
   products and services
   to foreign governments.
4  Sexual orientation in        Against   Against  Shareholder
   equal employment
   opportunity policy.
5  Hiring of proxy advisor.     Against   Against  Shareholder

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SASOL LIMITED
Ticker:        SSL              Cusip:         803866300
Meeting Date:  OCT 03, 2006     Meeting Type:  Special
Record Date:   SEP 12, 2006

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Special Resolution           For       For      Management
   number 1: Specific
   authority to repurchase
   treasury shares.
2  Special Resolution           For       For      Management
   number 2: General
   authority to repurchase
   shares.
3  Ordinary Resolution          For       For      Management
   number 1: Any director
   or secretary authorized
   to do all things necessary
   to give effect to Special
   Resolution number 1 and 2.

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SASOL LIMITED
Ticker:        SSL              Cusip:         803866300
Meeting Date:  NOV 23, 2006     Meeting Type:  Annual
Record Date:

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors.             For       For      Management
2  Ratification of appointment  For       For      Management
   of KPMG Incorporated
   as auditors of the
   Company for 2007.
3  Special Resolution number 1  For       For      Management
   authorizing the directors
   to approve the purchase
   by the Company or by
   any of its subsidiaries of
   the Company's shares
   subject to the provisions
   of the Companies Act of
   1973,as amended, and
   subject to the rules and
   requirements of the JSE
   Listings Requirements, as
   amended.
4  Ordinary Resolution          For       For      Management
   number 1 approving the
   revised annual fees
   payable to non-executive
   directors of the Company.

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SUNCOR ENERGY INC.
Ticker:        SU             Cusip:         867229106
Meeting Date:  APR 26, 2007   Meeting Type:  Annual and Special
Record Date:   FEB 26, 2007

#  Proposal                   Mgt Rec     Vote     Sponsor
                                          Cast
1  Elect Directors.           For         For      Management
2  Re-appointment of          For         For      Management
   PriceWaterhouseCoopers
   LLP as auditor of the
   Corporation for the
   ensuing year.
3  Approval of amendments to  For         For      Management
   equity compensation
   plans.
4  Approval of performance    For         For      Management
   stock options.
5  Amendment of bylaws.       For         For      Management

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SUNOCO, INC.
Ticker:        SUN              Cusip:         86764P109
Meeting Date:  MAY 03, 2007     Meeting Type:  Annual
Record Date:   FEB 09, 2007

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors.             For       For      Management
2  Ratification of the          For       For      Management
   appointment of
   Ernst & Young LLP as
   independent registered
   public accounting firm
   for the fiscal year 2007.

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TELECOM CORPORATION OF NEW ZEALAND LTD.
Ticker:        NZT              Cusip:         879278208
Meeting Date:  OCT 05, 2006     Meeting Type:  Annual
Record Date:   AUG 29, 2006

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  To authorize the directors   For       For      Management
   to fix the remuneration
   of the auditors.
2  Elect Directors.             For       For      Management

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VALERO ENERGY CORPORATION
Ticker:        VLO              Cusip:         91913Y100
Meeting Date:  APR 26, 2007     Meeting Type:  Annual
Record Date:   MAR 01, 2007

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors.             For       For      Management
2  Ratify the appointment of    For       For      Management
   KPMG LLP as Valero's
   independent registered
   public accounting firm for
   2007.
3  Director Election Majority   Against   Against  Shareholder
   Vote Proposal.
4  Shareholder Ratification     Against   Against  Shareholder
   of  Executive
   Compensation Proposal.
5  Supplemental Executive       Against   Against  Shareholder
   Retirement Plan Policy
   Proposal.

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VERIZON
Ticker:        VZ               Cusip:         92343V104
Meeting Date:  MAY 03, 2007     Meeting Type:  Annual
Record Date:   MAR 03, 2007

#  Proposal                     Mgt Rec   Vote     Sponsor
                                          Cast
1  Elect Directors.             For       For      Management
2  Ratification of appointment  For       For      Management
   of independent registered
   public accounting firm.
3  Eliminate stock options.     Against   Against  Management
4  Approval of future           Against   Against  Shareholder
   severance agreements.
5  Compensation consultant      Against   Against  Management
   disclosure.
6  Advisory vote on executive   Against   Against  Management
   compensation.
7  Limit service on outside     Against   Against  Management
   boards.
8  Approval of future poison    Against   Against  Shareholder
   pill.
9  Report on charitable         Against   Against  Management
   contributions.

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED

By /s/ Louis A. Thompson

------------------------

Louis A. Thompson
Chief Executive Officer/President

Date: July, 17, 2007